Employee Benefits (Details) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Employee benefits [Abstract]
Short-term employee benefits accruals	$ 49,699,243	$ 33,935,007
Current net defined benefit liability	977,858	5,965,581
Current provisions for employee benefits	50,677,101	39,900,588
Long term employee benefits accruals	0	0
Non-current net defined benefit liability	34,274,997	35,678,357
Provisions for employee benefits	$ 34,274,997	$ 35,678,357